General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expenses
Consulting fees	$ 373	$ 343	$ 218
Professional fees	142	129	128
Management fees	733	715	756
Investor relations	187	239	221
Filing fees	79	106	77
Salaries and benefits	474	439	290
General office expenses	352	404	331
Total	$ 2,340	$ 2,375	$ 2,021